INCOME TAXES (Uncertain Tax Positions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Unrecognized Tax Benefits, Beginning Balance	$ 6,999,344	$ 3,061,977	$ 2,583,981
Gross increases - tax positions in current period	276,245	455,783	477,996
Lapse of statute of limitations		(45,446)
Gross increase - arising from acquisition of Telegent		5,567,241
Release of prior year tax positions		(2,040,211)
Unrecognized Tax Benefits, Ending Balance	7,275,589	6,999,344	3,061,977
Potential benefits which, if recognized, would affect the effective tax rate on earnings	5,700,000	5,700,000	2,100,000
Interest accrued		200,000	200,000
Amount income tax liability expected to decrease for unrecognized tax benefits within the next 12 months	$ 2,200,000